Income Taxes (Details) - Schedule of net deferred tax assets (liabilities) - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses and other	$ 592
Fixed assets
Intangibles	369	274
Net operating losses	6,046	1,104
Research and development credits	315	17
Stock based compensation	179
Lease liability	485
Total deferred tax assets	7,986	1,395
Valuation allowance	(7,587)	(1,395)
Total net deferred tax assets	399
Deferred tax liabilities:
Right-of-use asset	(399)
Total deferred tax liabilities	(399)
Net deferred tax assets